PNC Long-Short Fund LLC

Two Hopkins Plaza

Baltimore, Maryland 21201

June 21, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	PNC Long-Short Fund LLC

File No. 33-128729; 811-21258

Ladies and Gentlemen:

We are filing via EDGAR pursuant to the Securities Exchange Act of 1934, as amended, a preliminary proxy statement relating to a special meeting of members of PNC Long-Short Fund LLC (the “Fund”). The Fund operates as a feeder fund in a master-feeder fund arrangement with PNC Long-Short Master Fund LLC (the “Master Fund”). The purpose of the meeting is to vote on the following proposal applicable to both the Fund and the Master Fund:

(1)	To approve a new investment advisory agreement among the Master Fund, PNC Capital Advisors, LLC and Robeco Investment Management, Inc.

Pursuant to the requirements of the Investment Company Act of 1940, as amended, applicable to master-feeder fund arrangements, the Fund’s voting rights with respect to the Master Fund’s interests that it holds will be passed through to the Fund’s own members.

Please call John M. Loder of Ropes & Gray LLP, counsel to the Fund, at (617) 951-7405 with any questions or comments.

Very truly yours, /s/ Savonne L. Ferguson Savonne L. Ferguson Assistant Secretary PNC Long-Short Fund LLC

cc:	John M. Loder, Esq.